Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

March 13, 2017

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Attn:  Office of Filings, Information & Consumer Services

Re:

The Calvert Fund (the “Registrant”) (1933 Act File No. 002-75106) on behalf of Calvert Short Duration Income Fund and Calvert Ultra-Short Income Fund (the “Funds”)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated March 7, 2017 to the Statutory Prospectus dated February 1, 2017. The purpose of the filing is to submit the 497(e) filing dated March 7, 2017 in XBRL for the Fund.

Please contact me at (617) 672-6559, or fax number (617) 672-1559 if you have any questions or comments.

Very truly yours,

/s/ Kathryn Mohrfeld

Kathryn Mohrfeld